Document and Entity Information	Nov. 01, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000936340
Document Type	8-K
Document Period End Date	Nov. 01, 2026
Entity File Number	1-11607
Entity Registrant Name	DTE Energy Company
Entity Incorporation State Country Code	MI
Entity Tax Identification Number	38-3217752
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1221
City Area Code	(313)
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
Series E 20175.25 Junior Subordinated Debentures Due 2077 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
Series G 20204375 Junior Subordinated Debentures Due 2080 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2020 Series G 4.375% Junior Subordinated Debentures due 2080
Trading Symbol	DTB
Security Exchange Name	NYSE
Series E 20214375 Junior Subordinated Debentures Due 2081 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2021 Series E 4.375% Junior Subordinated Debentures due 2081
Trading Symbol	DTG
Security Exchange Name	NYSE
Series H 20256.25 Junior Subordinated Debentures Due 2085 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2025 Series H 6.25% Junior Subordinated Debentures due 2085
Trading Symbol	DTK
Security Exchange Name	NYSE